Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 10. Intangible assets, net

Intangible assets, net, consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Patents	$55,401	$53,753
Less: accumulated amortization	(16,620)	(13,438)
Intangible assets, net	$38,781	$40,315

Amortization expenses included in general and administrative expenses were $2,739 and $2,591 for the six months ended June 30, 2026 and 2025, respectively.

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2026	$2,739
Fiscal year 2027	5,478
Fiscal year 2028	5,478
Fiscal year 2029	5,478
Fiscal year 2030	5,478
Thereafter	14,130
Total	$38,781